Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Allocated issuance costs	$ 14,303,235	$ 14,303,235
Underwriting fees	3,450,000	3,450,000
Deferred underwriting commissions	6,037,500	6,037,500
Fair value amount	4,411,238	4,411,238
Other offering cost	404,497	404,497
Issuance of Class A shares amount	13,780,222	13,780,222
Warrants amount issuance costs	523,013	523,013
Federal depository insurance coverage expense	$ 250,000	$ 250,000
Statutory tax rate percentage	21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Share subject to forfeiture (in Shares)	13,825,000	13,825,000